SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 49.1%
	Banks — 2.9%
	Banks — 2.9%
	Bank Rakyat Indonesia Persero Tbk PT	428,100	$ 135,685
	HDFC Bank Ltd. ADR	3,080	195,180
[a]	JPMorgan Chase & Co.	3,951	550,769
	Royal Bank of Scotland Group plc	61,095	194,466
			1,076,100
	Capital Goods — 1.2%
	Aerospace & Defense — 1.2%
[a]	Lockheed Martin Corp.	1,120	436,106
			436,106
	Commercial & Professional Services — 1.4%
	Commercial Services & Supplies — 0.9%
	Brink’s Co.	3,622	328,443
	Professional Services — 0.5%
	SGS S.A.	74	202,701
			531,144
	Consumer Durables & Apparel — 1.5%
	Household Durables — 0.5%
	Sony Corp.	2,779	189,291
	Textiles, Apparel & Luxury Goods — 1.0%
	LVMH Moet Hennessy Louis Vuitton SE	785	364,717
			554,008
	Consumer Services — 1.7%
	Hotels, Restaurants & Leisure — 1.7%
[a]	Starbucks Corp.	1,983	174,345
[a]	Wynn Resorts Ltd.	3,200	444,384
			618,729
	Diversified Financials — 2.6%
	Capital Markets — 1.2%
[a]	CME Group, Inc.	1,738	348,852
[a,b]	XP, Inc. Class A	2,068	79,659
	Consumer Finance — 1.4%
[a]	Capital One Financial Corp.	5,154	530,398
			958,909
	Energy — 3.4%
	Oil, Gas & Consumable Fuels — 3.4%
	Devon Energy Corp.	4,356	113,125
[a]	Enterprise Products Partners L.P.	9,672	272,364
[a]	Petroleo Brasileiro S.A. Sponsored ADR	15,979	254,705
	Reliance Industries Ltd.	13,816	293,438
	Royal Dutch Shell plc Class A	10,358	306,647
			1,240,279
	Food & Staples Retailing — 1.7%
	Food & Staples Retailing — 1.7%
[b]	US Foods Holding Corp.	7,055	295,534
[a]	Walgreens Boots Alliance, Inc.	5,902	347,982
			643,516
	Food, Beverage & Tobacco — 0.7%
	Beverages — 0.7%
	Treasury Wine Estates Ltd.	21,176	241,330
			241,330
	Healthcare Equipment & Services — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Supplies — 0.7%
[b]	Boston Scientific Corp.	6,135	$ 277,425
			277,425
	Household & Personal Products — 1.3%
	Personal Products — 1.3%
	Unilever N.V.	8,580	493,047
			493,047
	Insurance — 0.7%
	Insurance — 0.7%
	AIA Group Ltd.	24,100	252,991
			252,991
	Materials — 1.5%
	Chemicals — 1.0%
	LyondellBasell Industries N.V. Class A	1,576	148,900
	Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	7,300	194,837
	Containers & Packaging — 0.5%
[b]	Crown Holdings, Inc.	2,700	195,858
			539,595
	Media & Entertainment — 6.9%
	Entertainment — 2.6%
[a,b]	Netflix, Inc.	1,242	401,874
	Nintendo Co. Ltd.	919	371,897
[b]	Sea Ltd. ADR	4,570	183,805
	Interactive Media & Services — 1.9%
[a,b]	Alphabet, Inc. Class A	361	483,519
[b]	Cargurus, Inc.	5,955	209,497
	Media — 2.4%
[a]	Comcast Corp. Class A	10,002	449,790
	Zee Entertainment Enterprises Ltd.	112,357	459,640
			2,560,022
	Pharmaceuticals, Biotechnology & Life Sciences — 2.7%
	Biotechnology — 1.5%
[a]	Gilead Sciences, Inc.	8,833	573,969
	Pharmaceuticals — 1.2%
	AstraZeneca plc	3,139	316,293
	Novartis AG	1,219	115,753
			1,006,015
	Retailing — 3.9%
	Internet & Direct Marketing Retail — 3.3%
[a,b]	Alibaba Group Holding Ltd. Sponsored ADR	1,834	388,991
[a,b]	Amazon.com, Inc.	203	375,112
	Expedia Group, Inc.	1,471	159,074
[b]	MercadoLibre, Inc.	364	208,186
[b]	Prosus N.V.	1,108	82,686
	Specialty Retail — 0.6%
	Home Depot, Inc.	1,082	236,287
			1,450,336
	Semiconductors & Semiconductor Equipment — 3.2%
	Semiconductors & Semiconductor Equipment — 3.2%
	ASML Holding N.V.	681	201,434
	KLA Corp.	1,100	195,987
[b]	Micron Technology, Inc.	6,918	372,050
[a]	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	7,018	407,746
			1,177,217
	Software & Services — 7.7%
	Information Technology Services — 3.6%
	Accenture plc Class A	1,361	286,586

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Adyen N.V.	249	$ 204,171
	Fidelity National Information Services, Inc.	1,038	144,375
[a]	Visa, Inc. Class A	3,692	693,727
	Software — 4.1%
[b]	Freee KK	9,821	291,498
[a]	Microsoft Corp.	3,181	501,644
[b]	salesforce.com, Inc.	2,357	383,342
	SAP SE	1,739	234,701
[a,b]	ServiceNow, Inc.	414	116,880
			2,856,924
	Technology Hardware & Equipment — 1.3%
	Electronic Equipment, Instruments & Components — 1.3%
	Keyence Corp.	1,346	476,808
			476,808
	Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
	China Mobile Ltd.	39,000	327,824
			327,824
	Utilities — 1.2%
	Electric Utilities — 1.2%
[a]	NextEra Energy, Inc.	1,832	443,637
			443,637
	Total Common Stock (Cost $15,783,667)		18,161,962
	Asset Backed Securities — 8.5%
	Asset-Backed - Finance & Insurance — 2.5%
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14%, 7/16/2040	$ 93,115	93,366
[c]	Freed ABS Trust, Series 2019-1 Class-A, 3.42%, 6/18/2026	51,750	51,968
[c]	Meltel Land Funding, LLC, Series 2019-1A Class A, 3.768%, 4/15/2049	100,000	101,729
[c]	NRZ Advance Receivables Trust , Series 2019-T1 Class AT1, 2.59%, 7/15/2052	175,000	175,284
[c,d]	SBA Tower Trust, Series 2014-2A Class C, 3.869%, 10/15/2049	30,000	31,232
[c]	SCF Equipment Leasing, LLC, Series 2019-1A Class A1, 3.04%, 3/20/2023	109,166	109,470
[c]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20%, 1/20/2036	65,407	66,037
[c,e]	Towd Point Mortgage Trust, Series 2018-5 Class A1, 3.25%, 7/25/2058	126,181	128,380
[c]	Upstart Securitization Trust, Series 2019-1 Class B, 4.19%, 4/20/2026	150,000	151,292
			908,758
	Auto Receivables — 0.8%
[c]	CarNow Auto Receivables Trust, Series 2017-1A Class B, 4.35%, 9/15/2022	100,000	100,601
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71%, 5/15/2023	39,475	39,519
[c]	Flagship Credit Auto Trust, Series 2018-3 Class A, 3.07%, 2/15/2023	45,443	45,691
[c]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61%, 4/15/2022	110,725	111,087
			296,898
	Other Asset Backed — 4.0%
[c]	Avant Loans Funding Trust, Series 2019-A Class A, 3.48%, 7/15/2022	60,788	61,033
[c]	AXIS Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89%, 7/20/2022	131,374	133,397
[c]	Consumer Loan Underlying Bond Credit Trust, Series 2019-A Class A, 3.52%, 4/15/2026	49,994	50,261
[c]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70%, 1/21/2031	51,738	52,933
[c,f]	ECAF I Ltd., Series 2015-1A Class A2, 4.947%, 6/15/2040	227,833	228,941
[c]	Foundation Finance Trust, Series 2019-1A Class A, 3.86%, 11/15/2034	150,840	153,074
[c]	Marlette Funding Trust, Series 2019-3A Class A, 2.69%, 9/17/2029	225,267	225,862
[c]	Ocwen Master Advance Receivables Trust, Series 2019-T1 Class AT1, 2.514%, 8/15/2050	200,000	200,551
[c]	Sofi Consumer Loan Program, LLC, Series 2016-3 Class A, 3.05%, 12/26/2025	245,447	245,864
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2 Class AT2, 2.32%, 10/15/2052	121,000	120,927
			1,472,843
	Student Loan — 1.2%
[c,g]	Earnest Student Loan Program, LLC, Series 2016-B Class A1, 3.842% (LIBOR 1 Month + 2.05%), 2/26/2035	222,837	224,204
[c,g]	Navient Private Education Refinance Loan Trust, Series 2019-D Class A2B, 2.79% (LIBOR 1 Month + 1.05%), 12/15/2059	100,000	100,352

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	SMB Private Education Loan Trust, Series 2015-C Class A2A, 2.75%, 7/15/2027	$ 85,955	$ 86,448
[c]	SoFi Professional Loan Program, LLC, Series 2015-B Class A2, 2.51%, 9/27/2032	40,189	40,368
			451,372
	Total Asset Backed Securities (Cost $3,115,318)		3,129,871
	Corporate Bonds — 9.7%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
[g]	American Honda Finance Corp., 2.374% (LIBOR 3 Month + 0.47%), 11/16/2022	175,000	175,465
			175,465
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%
[c]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	120,000	120,450
[c]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	100,000	103,750
			224,200
	Diversified Financials — 3.1%
	Capital Markets — 1.3%
	Ares Capital Corp., 4.20%, 6/10/2024	31,000	32,463
[c]	Ares Finance Co., LLC, 4.00%, 10/8/2024	140,000	139,950
[f]	Genpact Luxembourg Sarl, 3.375%, 12/1/2024	280,000	281,299
	Main Street Capital Corp., 5.20%, 5/1/2024	11,000	11,831
	Consumer Finance — 0.1%
[c]	FirstCash, Inc., 5.375%, 6/1/2024	50,000	51,750
	Diversified Financial Services — 1.7%
[f,g]	Barclays plc, 4.011% (LIBOR 3 Month + 2.11%), 8/10/2021	200,000	204,736
[g]	Goldman Sachs Group, Inc., 3.046% (LIBOR 3 Month + 1.11%), 4/26/2022	130,000	131,304
[g]	JPMorgan Chase & Co., 3.387% (LIBOR 3 Month + 1.48%), 3/1/2021	140,000	141,861
[g]	Morgan Stanley, 2.372% (SOFR + 0.83%), 6/10/2022	150,000	150,860
			1,146,054
	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
[c]	Citgo Holding, Inc., 9.25%, 8/1/2024	150,000	160,875
			160,875
	Food, Beverage & Tobacco — 0.6%
	Tobacco — 0.6%
[c]	Vector Group Ltd., 10.50%, 11/1/2026	205,000	211,919
			211,919
	Insurance — 1.2%
	Insurance — 1.2%
[c,g]	Metropolitan Life Global Funding, 2.11% (SOFR + 0.57%), 9/7/2020	150,000	150,287
[c]	Reliance Standard Life Global Funding II, 2.625%, 7/22/2022	300,000	304,202
			454,489
	Materials — 0.2%
	Paper & Forest Products — 0.2%
[c]	Neenah, Inc., 5.25%, 5/15/2021	100,000	100,125
			100,125
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Pharmaceuticals — 0.3%
[f,g]	AstraZeneca plc, 2.569% (LIBOR 3 Month + 0.67%), 8/17/2023	100,000	100,240
			100,240
	Real Estate — 0.9%
	Equity Real Estate Investment Trusts — 0.9%
	CoreCivic, Inc., 4.75%, 10/15/2027	80,000	69,200
	GEO Group, Inc., 6.00%, 4/15/2026	250,000	221,875
	Service Properties Trust, 4.95%, 2/15/2027	40,000	41,488

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			332,563
	Software & Services — 0.2%
	Software — 0.2%
	Fair Isaac Corp.,
[c]	4.00%, 6/15/2028	$ 15,000	$ 15,112
[c]	5.25%, 5/15/2026	50,000	55,000
			70,112
	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.1%
[c]	GTT Communications, Inc., 7.875%, 12/31/2024	60,000	45,282
	Wireless Telecommunication Services — 1.0%
	Sprint Communications, Inc., 9.25%, 4/15/2022	310,000	354,175
			399,457
	Transportation — 0.6%
	Airlines — 0.6%
[c]	American Airlines Pass Through Trust, Series 2013-2 Class B, 5.60%, 1/15/2022	78,367	79,638
[c,f]	Guanay Finance Ltd., 6.00%, 12/15/2020	130,211	131,676
			211,314
	Total Corporate Bonds (Cost $3,521,436)		3,586,813
	Convertible Bonds — 0.7%
	Diversified Financials — 0.5%
	Consumer Finance — 0.5%
	EZCORP, Inc., 2.375%, 5/1/2025	230,000	186,300
			186,300
	Food, Beverage & Tobacco — 0.2%
	Tobacco — 0.2%
[e]	Vector Group Ltd., 1.75%, 4/15/2020	80,000	83,150
			83,150
	Total Convertible Bonds (Cost $251,753)		269,450
	Other Government — 0.1%
	Mexican Bonos, 8.00%, 12/7/2023	750,000	41,317
	Total Other Government (Cost $38,749)		41,317
	U.S. Treasury Securities — 15.8%
	United States Treasury Notes,
	1.375%, 8/31/2020	125,000	124,783
	1.625%, 8/15/2029	800,000	780,021
	2.75%, 2/15/2028	300,000	319,852
	United States Treasury Notes Inflationary Index,
	0.50%, 1/15/2028	1,168,406	1,198,860
	0.875%, 1/15/2029	2,700,642	2,868,479
	3.625%, 4/15/2028	423,203	541,304
	Total U.S. Treasury Securities (Cost $5,661,978)		5,833,299
	Mortgage Backed — 8.6%
[c,e]	Angel Oak Mortgage Trust I, LLC, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 3.628%, 3/25/2049	131,951	133,761
[c,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.962%, 10/25/2048	178,514	176,903
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50%, 3/25/2058	254,389	261,303
	Federal Home Loan Mtg Corp., 3.50%, 9/1/2032	323,230	339,551
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50%, 7/25/2058	107,905	111,048
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00%, 5/25/2047	303,314	301,928
	Federal National Mtg Assoc.,
	Pool AL9445, 3.00%, 7/1/2031	357,012	367,758
	Pool CA3904, 3.00%, 7/1/2034	333,838	345,555
	Pool MA3896, 2.50%, 1/1/2035	350,000	353,138
[c,e]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81%, 6/25/2049	181,876	181,546

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[c,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.454%, 1/25/2059	$ 131,000	$ 132,156
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,e]	Series 2017-6 Class A5, 3.50%, 12/25/2048	57,731	58,583
[c,e]	Series 2018-6 Class 1A4, 3.50%, 12/25/2048	13,320	13,435
[c,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75%, 4/25/2058	176,082	181,442
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,e]	Series 2017-4 Class A1, 3.60%, 4/25/2049	96,851	98,181
[c,e]	Series 2017-4A Class A1, 4.00%, 5/25/2057	102,467	106,525
	Total Mortgage Backed (Cost $3,138,519)		3,162,813
	Loan Participations — 0.2%
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[h]	CoreCivic, Inc., 6.169% (LIBOR 1 Month + 4.50%), 12/12/2024	80,000	76,600
			76,600
	Total Loan Participations (Cost $76,000)		76,600
	Exchange-Traded Funds — 3.1%
[a]	Invesco DB Agriculture Fund	11,207	185,588
[a]	Invesco DB Base Metals Fund	29,684	443,479
[a,b]	SPDR Gold Shares Fund	3,519	502,865
	Total Exchange-Traded Funds (Cost $1,083,107)		1,131,932
	Investment Company — 0.7%
[b]	United States Oil Fund L.P.	20,890	267,601
	Total Investment Company (Cost $223,784)		267,601
	Total Long-Term Investments — 96.5% (Cost $32,894,311)		35,661,658
	Short-Term Investments — 12.0%
[i]	Thornburg Capital Management Fund	444,527	4,445,270
	Total Short-Term Investments (Cost $4,445,270)		4,445,270
	Total Investments — 108.5% (Cost $37,339,581)		$40,106,928
	Liabilities Net of Other Assets — (8.5)%		(3,146,344)
	Common Stock Sold Short — (8.7)%
	Commercial & Professional Services — (0.6)%
	Professional Services — (0.6)%
[b]	FTI Consulting, Inc.	(2,189)	(242,235)
			(242,235)
	Consumer Durables & Apparel — (0.4)%
	Leisure Products — (0.4)%
[b]	YETI Holdings, Inc.	(4,542)	(157,971)
			(157,971)
	Consumer Services — (0.6)%
	Hotels, Restaurants & Leisure — (0.6)%
	Brinker International, Inc.	(5,067)	(212,814)
			(212,814)
	Media & Entertainment — (2.3)%
	Entertainment — (0.9)%
[b]	Roku, Inc.	(1,656)	(221,739)
[b]	Tencent Music Entertainment Group ADR	(9,891)	(116,120)
	Media — (1.4)%
[b]	Discovery, Inc., Class A	(8,181)	(267,846)
	New York Times Co., Class A	(7,319)	(235,452)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			(841,157)
	Pharmaceuticals, Biotechnology & Life Sciences — (0.6)%
	Pharmaceuticals — (0.6)%
	Shionogi & Co. Ltd.	(3,800)	$ (236,663)
			(236,663)
	Retailing — (1.9)%
	Specialty Retail — (1.9)%
	Rent-A-Center, Inc.	(7,887)	(227,461)
[b]	Sleep Number Corp.	(9,505)	(468,026)
			(695,487)
	Software & Services — (1.7)%
	Information Technology Services — (1.2)%
	Western Union Co.	(16,775)	(449,234)
	Software — (0.5)%
	Blackbaud, Inc.	(2,338)	(186,105)
			(635,339)
	Telecommunication Services — (0.6)%
	Diversified Telecommunication Services — (0.6)%
	Cogent Communications Holdings, Inc.	(3,179)	(209,210)
			(209,210)
	Total Common Stock Sold Short (Proceeds $2,958,113)		(3,230,876)
	Net Assets — 100.0%		$36,960,584

Footnote Legend
a	All or a portion of the security is pledged as collateral for securities sold short. At December 31, 2019, the value of securities pledged was $3,873,217.
b	Non-income producing.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $6,143,722, representing 16.62% of the Fund’s net assets.
d	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2019.
e	Variable rate coupon, rate shown as of December 31, 2019
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
h	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2019 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.